Lease liabilities (Details) - CAD ($)	3 Months Ended
	Sep. 30, 2019	Jan. 01, 2019
Disclosure of maturity analysis of lease payments [line items]
Future minimum lease payments	$ 1,918,751
Interest	284,016
Lease liabilities	1,634,735	$ 2,106,966
Current portion of lease liabilities	633,883
Non-current portion of lease liabilities	1,000,852
Within one year
Disclosure of maturity analysis of lease payments [line items]
Future minimum lease payments	746,394
Interest	112,511
Lease liabilities	633,883
Between one and five years
Disclosure of maturity analysis of lease payments [line items]
Future minimum lease payments	976,313
Interest	158,926
Lease liabilities	817,387
More than five years
Disclosure of maturity analysis of lease payments [line items]
Future minimum lease payments	196,044
Interest	12,579
Lease liabilities	$ 183,465